Schedule of Non-current investments (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Non-current investments	$ 847,167
Merykh technologies private limited [member]
IfrsStatementLineItems [Line Items]
Non-current investments	42,901
Equity investments [member]
IfrsStatementLineItems [Line Items]
Non-current investments	45,917
Mutual funds [member]
IfrsStatementLineItems [Line Items]
Non-current investments	$ 758,349